MainStay ICAP Equity Fund (Prospectus Summary): | MainStay ICAP Equity Fund
MainStay ICAP Equity Fund

THE MAINSTAY GROUP OF FUNDS

MainStay ICAP Equity Fund

MainStay ICAP Select Equity Fund

MainStay ICAP International Fund

Supplement dated May 25, 2012 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay ICAP International Fund (each a “Fund” and collectively the “Funds”), each a series of MainStay Funds Trust. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

At a special meeting held on May 21, 2012, each Fund’s shareholders approved a change in the classification of each Fund’s investment objective from a fundamental investment policy to a non-fundamental investment policy.

Therefore, as described in the supplement dated February 28, 2012, each Fund’s investment objective has changed as follows:

Fund Name	New Investment Objective
MainStay ICAP Equity Fund	The Fund seeks total return.
MainStay ICAP Select Equity Fund	The Fund seeks total return.
MainStay ICAP International Fund	The Fund seeks total return.

All references to each Fund’s investment objective as a fundamental investment restriction are deleted.

This supplement supersedes the supplement dated February 28, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.